Revenue - Schedule of Changes in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue [abstract]
Balance at the beginning of the year	$ 253
Revenue recognised during the year	56,989	$ 28,628
Invoices raised during the year	(56,731)	(28,373)
Translation exchange difference	(4)	(2)
Balance at the end of the year	$ 507	$ 253